Investment securities - Proceeds/realized gains/losses (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	SFr 9	SFr 1	SFr 915
Realized gains	0	0	17
Realized losses	0	0	(1)
Equity securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	4	17	15
Realized gains	0	2	1
Realized losses	0	0	0
Bank | Debt securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	9	1	103
Realized gains	0	0	0
Bank | Equity securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	4	17	15
Realized gains	SFr 0	SFr 2	SFr 1